Summary of Debt (Parenthetical) (Detail)	3 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014 8.25% Senior Notes [Member]	Dec. 31, 2013 8.25% Senior Notes [Member]	Mar. 31, 2014 Senior Secured Term Loan Due [Member]	Mar. 31, 2014 Senior Secured Term Loans, at Par [Member]	May 28, 2013 Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2012 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loan Due [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Successor [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity period of debt	Jan. 15, 2019		Jan. 21, 2017	Jan. 14, 2018	Jun. 01, 2020	Jun. 01, 2020	Jan. 14, 2017	Jan. 15, 2019		Jan. 21, 2017	Jan. 14, 2018	Jun. 01, 2020	Jan. 14, 2017
Interest rate on senior note	8.25%	8.25%						8.25%	8.25%